Recent Accounting Pronouncements (Narrative) (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Long-term right-of-use assets	$ 17,749,000	$ 16,632,000
Operating lease liability	24,803,000	24,221,000
Operating lease, minimum payments	$ 48,673,000	$ 48,820,000
ASU 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Long-term right-of-use assets			$ 16,700,000
Operating lease liability			24,800,000
ASU 2016-02 | Accumulated Deficit
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment			$ 0